Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 40% - Class C
Expense Example:
1 year	$ 256
3 years	483
5 years	834
10 years	1,621
Fidelity Advisor Asset Manager 40% - Class M
Expense Example:
1 year	451
3 years	666
5 years	899
10 years	1,565
Fidelity Advisor Asset Manager 40% - Class I
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Fidelity Advisor Asset Manager 40% - Class A
Expense Example:
1 year	650
3 years	810
5 years	983
10 years	1,486
Fidelity Advisor Asset Manager 40% - Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604